REALIZATION OF INVESTMENT IN JOINT VENTURE (iPharma) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Initial seed capital to joint venture			$ 1,000
I-Bridge Capital [Member]
Disclosure of joint ventures [line items]
Initial seed capital to joint venture				$ 1,000
Cash consideration to joint venture	$ 1,500
Net gain		$ 500